ORGANIZATION AND BUSINESS (Details) $ in Millions	1 Months Ended			2 Months Ended	12 Months Ended
	Oct. 31, 2017 USD ($) vessel shares	Jun. 30, 2017 shares	Mar. 31, 2017 USD ($) vessel shares	Feb. 28, 2018 vessel	Dec. 31, 2017 subsidiary newbuilding_contract vessel	Dec. 31, 2013 vessel	Dec. 31, 2016 newbuilding_contract vessel	Mar. 31, 2015 company
Business background [Line Items]
Number of companies involved in the merger | company								2
Number of vessels acquired			16			2
Consideration shares issued (in shares) | shares			17,800,000
Debt assumed | $			$ 285.2
Number of vessel types					4
Number of owned vessels					62
Number of vessels chartered-In					10
Number of vessels under operating lease from third parties					1		1
Number of vessels leased out under capital leases to third parties					1		1
Number of subsidiaries | subsidiary					1
Number of vessels chartered-out on fixed rate time charters					10		6
Number of vessels leased out index linked time charters					15		10
Hemen Holdings Ltd [Member]
Business background [Line Items]
Number of vessels acquired					3
Ship Finance International Ltd [Member]
Business background [Line Items]
Number of vessels under operating lease from third parties					8
Quintana Vessels [Member]
Business background [Line Items]
Number of vessels acquired					14
Panamax Vessels [Member]
Business background [Line Items]
Number of vessels acquired			8
Panamax Vessels [Member] | Hemen Holdings Ltd [Member]
Business background [Line Items]
Number of vessels acquired			2		2
Consideration shares issued (in shares) | shares		3,300,000	3,300,000
Capesize Vessels [Member] | Hemen Holdings Ltd [Member]
Business background [Line Items]
Number of vessels acquired	2
Consideration shares issued (in shares) | shares	4,000,000
Consideration | $	$ 86.0
Seller's credit, percentage of price	50.00%
Quintana Shipping Ltd [Domain]
Business background [Line Items]
Number of vessels acquired					14
Quintana Shipping Ltd [Domain] | Quintana Vessels [Member]
Business background [Line Items]
Number of vessels acquired			14
Consideration shares issued (in shares) | shares			14,500,000
Debt assumed | $			$ 262.7
Quintana Shipping Ltd [Domain] | Capesize Vessels [Member]
Business background [Line Items]
Number of vessels acquired			5
Minimum [Member]
Business background [Line Items]
Short term charter term					6 months
Maximum [Member]
Business background [Line Items]
Short term charter term					9 months
Subsequent Event [Member]
Business background [Line Items]
Number of vessels acquired				1
Number of newbuildings delivered				5
Capesize Newbuildings [Member]
Business background [Line Items]
Number of newbuilding contracts | newbuilding_contract					5		8